RELATED PARTY BALANCES AND TRANSACTIONS - Disclosure of information about balances with related parties in statements of financial position (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related party transactions [abstract]
Other accounts receivables	$ 11	$ 36
Other accounts payables	$ 875	$ 0